DARPA Grant Revenue	9 Months Ended
Sep. 30, 2021
DARPA Grant Revenue Disclosure [Abstract]
DARPA Grant Revenue
13.	DARPA Grant Revenue
In April 2021, the Company entered into a Research Subaward Agreement with UCSF, whereby up to $5.0 million in allowable costs are reimbursable for clinical and manufacturing activities related to zotatifin for the treatment of
COVID-19
under the DARPA grant. Under the terms of Research Subaward Agreement, the Company is obligated to provide financial and technical reports to UCSF on a periodic basis. The subaward can be terminated by either party upon written notice and also in the ev
e
nt that DARPA suspends or terminates its award to UCSF. The Company recognized $0.4 million and $1.1 million of revenue under the DARPA grant in the three and nine months ended September 30, 2021, respectively, and zero in the three and nine months ended September 30, 2020. As of September 30, 2021 and December 31, 2020, the Company has a receivable of $0.2 million and zero recorded as a receivable within prepaid expenses and other current assets on the balance sheets, respectively.